Accounting Policies, by Policy (Policies)	12 Months Ended
Oct. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation
a.	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) on a going concern basis.

These consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Clearmindmed Ltd. and Clearmind Labs Corp. (inactive). All inter-company balances and transactions have been eliminated on consolidation.

These consolidated financial statements have been prepared on a historical cost basis, except for financial assets and liabilities (including derivatives) which are presented at fair value through profit or loss (“FVTPL”) and are presented in U.S. dollars, which is the Company’s functional currency as of November 1, 2022.

Significant Accounting Estimates and Judgments
b.	Significant Accounting Estimates and Judgments

The preparation of consolidated financial statements in accordance with IFRS requires management to make judgments, estimates, and assumptions that affect the application of policies and reported amounts of assets, liabilities, income, and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

Significant Estimates

Share-based Compensation

Fair values are determined using the Black-Scholes option pricing model. Estimating fair value requires determining the most appropriate valuation model for a grant of equity instruments, which is dependent on the terms and conditions of the grant. Option-pricing models require the use of highly subjective estimates and assumptions including the expected stock price volatility. Changes in the underlying assumptions can materially affect the fair value estimates and, therefore, existing models do not necessarily provide reliable measurement of the fair value of the Company’s stock options.

Derivative Warrant Liabilities and Assets

The Company analyses warrants issued to determine whether they meet the classification as liabilities or equity. Derivative warrant liabilities and assets are adjusted to reflect fair value at each reporting period, with any increase or decrease in the fair value recorded in the results of operations. The Company uses a fair valuation specialist to estimate the value of these instruments using the Black and Scholes and binomial pricing model.

The key assumptions used in the models are the expected future volatility in the price of the Company’s shares, the expected life of the warrants, the risk-free interest rate and the probability of any future adjustment event.

Significant Judgments

The critical judgments that the Company’s management has made in the process of applying the Company’s accounting policies that have the most significant effect on the amounts recognized in the Company’s consolidated financial statements are as follows:

Going Concern

The application of the going concern assumption requires management to take into account all available information about the future, which is at least but not limited to, 12 months from the year end of the reporting period. The Company is aware that material uncertainties related to events or conditions raise substantial doubt upon the Company’s ability to continue as a going concern.

Cash and Cash Equivalents
c.	Cash and Cash Equivalents

The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance, which are readily convertible to known amounts of cash, and which are subject to insignificant risk of changes in value to be cash equivalents.

Provisions
d.	Provisions

Provisions are recognized where a legal or constructive obligation has been incurred as a result of past events; it is probable that an outflow of resources embodying economic benefit will be required to settle the obligation; and a reliable estimate of the amount of the obligation can be made. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation.

Intangible Assets
e.	Intangible Assets

Intangible assets consist of patents and patent applications acquired to be used in drug research programs. Intangible assets are carried at cost less accumulated amortization and impairment losses and are capitalized when the costs can be measured reliably, and it is probable that future economic reliably benefits that are attributable to the asset will flow to the Company. The Company amortizes patents over the term of the patent.

Financial Instruments
f.	Financial Instruments

Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the respective instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issuance of financial assets and financial liabilities (other than financial assets and financial liabilities at FVTPL) are included in the initial carrying value of the related instrument and are amortized using the effective interest method. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at FVTPL are recognized immediately in the consolidated statement of operations and comprehensive loss.

Financial assets

The classification of financial assets depends on the nature and purpose of the financial assets and is determined at the time of initial recognition.

Financial assets at FVTPL

Financial assets are classified as FVTPL when the financial asset is either held for trading or it is designated as FVTPL. A financial asset is classified as held for trading if:

●	it has been acquired principally for the purpose of selling it in the near term; or
●	on initial recognition it is part of a portfolio of identified financial instruments that the Company manages together and has a recent actual pattern of short-term profit-taking.

Financial assets at amortized cost

Financial assets at amortized cost are non-derivative financial assets which are held within a business model whose objective is to hold assets to collect contractual cash flows and its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. A financial asset (unless it is a trade receivable without a significant financing component that is initially measured at the transaction price) is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition. Subsequent to initial recognition, financial assets are measured at amortized cost using the effective interest method, less any impairment.

Financial liabilities and equity instruments

Classification as debt or equity

Debt and equity instruments issued by the Company are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized as the proceeds received, net of direct issue costs.

Other financial liabilities

All financial liabilities are measured subsequently at amortized cost using the effective interest method or at FVTPL.

Financial liabilities at FVTPL

Financial liabilities are classified as at FVTPL when the financial liability is (i) contingent consideration of an acquirer in a business combination, (ii) held for trading or (iii) it is designated as at FVTPL.

A financial liability is classified as held for trading if either:

●	It has been acquired principally for the purpose of repurchasing it in the near term
●	On initial recognition it is part of a portfolio of identified financial instruments that the group manages together and has a recent actual pattern of short-term profit-taking
●	It is a derivative, except for a derivative that is a financial guarantee contract or a designated and effective hedging instrument

Financial liabilities at FVTPL are measured at fair value, with any gains or losses arising on changes in fair value recognized in profit or loss.

Financial liabilities measured subsequently at amortized cost

Financial liabilities that are not (i) contingent consideration of an acquirer in a business combination, (ii) held-for-trading, or (iii) designated as at FVTPL, are measured subsequently at amortized cost using the effective interest method.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the amortized cost of a financial liability.

Income Taxes
g.	Income Taxes

Current income tax

The tax currently payable is based on taxable profit for the year. Taxable profit differs from net profit as reported in profit or loss because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The Company’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred income tax

Deferred income tax is provided using the statement of financial position method on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and recognized only to the extent that it is probable that sufficient taxable income will be available to allow all or part of the deferred income tax asset to be utilized. Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. Deferred income tax assets and deferred income tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred income taxes relate to the same taxable entity and the same taxation authority.

Foreign Currency Translation
h.	Foreign Currency Translation

The Company’s reporting currency is the United States dollar. The functional currency for the Company and its subsidiary is the currency of the primary economic environment in which the entity operates. As of November 1, 2023, the functional currency of the Company and its Canadian and Israeli subsidiaries is the U.S. dollar.

Transactions denominated in currencies other than the functional currency are translated using the exchange rate in effect on the transaction date or at the annual average rate. Monetary assets and liabilities denominated in foreign currencies are retranslated at the rate of exchange in effect at the consolidated statement of financial position date. Non-monetary items are translated using the historical rate on the date of the transaction. Foreign exchange gains and losses are included in the consolidated statement of operations and comprehensive loss.

Share-based Payments
i.	Share-based Payments

The grant date fair value of share-based payment awards granted to employees is recognized as stock-based compensation expense, with a corresponding increase in equity, over the period that the employees unconditionally become entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that do meet the related service and non-market performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.

Where equity instruments are granted to parties other than employees, they are recorded by reference to the fair value of the services received. If the fair value of the services received cannot be reliably estimated, the Company measures the services received by reference to the fair value of the equity instruments granted, measured at the date the counterparty renders service. The fair value of services received from consultants cannot be reliably measured; therefore, the fair value of the underlying equity instruments was utilized for all periods presented.

All equity-settled share-based payments are reflected in share-based payment reserve, unless exercised. Upon exercise, shares are issued and the amount reflected in share-based payment reserve is credited to share capital, adjusted for any consideration paid.

Restricted Share Units
j.	Restricted Share Units

The Company recognizes compensation expense for restricted share units (“RSU’s”) awarded based on the grant-date fair value of the common shares. The grant-date fair value, which is determined by multiplying the Company’s share price by the number of RSU’s granted, is amortized over the vesting period and is included in compensation expense with a corresponding increase in the share-based payment reserve. If RSU’s are for services that have been provided and are non-cancellable, the Company recognizes the full cost of the RSU’s on the date of grant. The amount recognized is adjusted to reflect the number of RSU’s expected to eventually vest.

Leases
k.	Leases

The Company’s Israeli subsidiary leased an office through to March 31, 2026. At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company reassesses whether a contract is, or contains, a lease only if the terms and conditions of the contract are changed.

At the commencement date, the Company measures the lease liability at the present value of the lease payments that are not paid at that date, including, inter alia, the exercise price of a purchase option if the Company is reasonably certain to exercise that option. Simultaneously, the Company recognizes a right-of-use (“ROU”) asset in the amount of the lease liability.

The discount rate applied by the Company is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the ROU asset in a similar economic environment. The weighted average of lessee’s incremental annual borrowing rate applied to the lease liabilities as of October 31, 2024 was estimated at 10%.

The lease term is the non-cancellable period for which the Company has the right to use an underlying asset, together with both, the periods covered by an option to extend the lease if the Company is reasonably certain to exercise that option and periods covered by an option to terminate the lease if the Company is reasonably certain not to exercise that option.

After the commencement date, the Company measures the ROU asset applying the cost model, less any accumulated depreciation and any accumulated impairment losses and adjusted for any remeasurement of the lease liability.

Assets are depreciated by the straight-line method over the estimated useful lives of the ROU asset or the lease period, whichever is shorter.

Interest on the lease liability is recognized in profit or loss in each period during the lease term in an amount that produces a constant periodic rate of interest on the remaining balance of the lease liability.

The Company applied the following practical expedients:

●	Non-lease components: practical expedient by class of underlying asset not to separate non-lease components (services) from lease components and, instead, account for each lease component and any associated non lease components as a single lease component.
●	The practical expedient for short-term leases is applied.

Research and Development
l.	Research and Development

Research costs are charged to operations as incurred. Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditures are capitalized only if development costs can be measured reliably, the product is technically and commercially feasible, future economic benefits are probable, and the Company intends to or has sufficient resources to complete development and to use or sell the asset. The expenditure capitalized includes the cost of materials, direct labor and overhead costs that are directly attributable to preparing the asset for its intended use and borrowing costs on qualifying assets. Other development expenditures are recognized in the consolidated statement of operations and comprehensive loss as incurred. The Company has not capitalized any development costs for the years ended October 31, 2024, 2023 and 2022.

Loss Per Share
m.	Loss Per Share

Basic loss per share is computed using the weighted average number of common shares outstanding during the period. The treasury stock method is used for the calculation of diluted loss per share, whereby all “in the money” stock options and share purchase warrants are assumed to have been exercised at the beginning of the period and the proceeds from their exercise are assumed to have been used to purchase common shares at the average market price during the period. When a loss is incurred during the period, basic and diluted loss per share is the same as the exercise of stock options and share purchase warrants is considered to be anti-dilutive. As of October 31, 2024, the Company had 2,819,173 (2023 – 833,810, 2022- 26,419) potentially dilutive shares outstanding.

Deferred offering costs
n.	The Company capitalizes certain legal and other third-party fees that are directly related to the Company’s in- process equity financing until such financing is consummated. After consummation of such equity financing, these costs are recorded as a reduction of the respective gross proceeds. Should a planned equity financing be abandoned, terminated or significantly delayed, the deferred offering costs are written off to operating expenses. Where the financing includes both an equity and liability component, pro-rata issuance costs relating to the liability component are charged to the statement of operations.

New and amended IFRS accounting standards that are effective for the current year
o.	New and amended IFRS accounting standards that are effective for the current year
i)	Amendments to IAS 1 Presentation of Financial Statements—Classification of Liabilities as Current or Non-current

The IASB issued a narrow-scope amendment to IAS 1, in January 2020, to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. The amendment could affect the classification of liabilities, particularly for entities that previously considered management’s intentions to determine classification and for some liabilities that can be converted into equity. Inter alia, the amendment requires the following:

Liabilities are classified as non-current if the entity has a substantive right to defer settlement for at least 12 months at the end of the reporting period. The amendment no longer refers to unconditional rights. The assessment determines whether a right exists, but it does not consider whether the entity will exercise the right.

’Settlement’ is defined as the extinguishment of a liability with cash, other economic resources or an entity’s own equity instruments. There is an exception for convertible instruments that might be converted into equity, but only for those instruments where the conversion option is classified as an equity instrument as a separate component of a compound financial instrument.

The amendments are applied retrospectively for annual periods beginning on or after 1 January 2024, with early application permitted. The amendments had no significant impact on the consolidated financial statements.

o.	New and amended IFRS accounting standards that are effective for the current year (continued)
ii)	Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgements - Disclosure of Accounting Policies

The amendments change the requirements in IAS 1 with regard to disclosure of accounting policies. The amendments replace all instances of the term ’significant accounting policies’ with ‘material accounting policy information’. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general-purpose financial statements make on the basis of those financial statements.

The supporting paragraphs in IAS 1 are also amended to clarify that accounting policy information that relates to immaterial transactions, other events or conditions is immaterial and need not be disclosed. Accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events or conditions is itself material.

The IASB has also developed guidance and examples to explain and demonstrate the application of the ‘four-step materiality process’ described in IFRS Practice Statement 2.

The amendments are applied for annual periods beginning on or after January 1, 2023.

New and revised IFRS Accounting Standards in issue but not yet effective
p.	New and revised IFRS Accounting Standards in issue but not yet effective
i)	IFRS 18 Presentation and Disclosures in Financial Statements

IFRS 18 replaces IAS 1, carrying forward many of the requirements in IAS 1 unchanged and complementing them with new requirements.

IFRS 18 introduces new requirements to:

●	present specified categories and defined subtotals in the statement of profit or loss
●	provide disclosures on management-defined performance measures (MPMs) in the notes to the financial statements
●	improve aggregation and disaggregation.

An entity is required to apply IFRS 18 for annual reporting periods beginning on or after 1 January 2027, with earlier application permitted. The amendments to IAS 7 and IAS 33, as well as the revised IAS 8 and IFRS 7, become effective when an entity applies IFRS 18. IFRS 18 requires retrospective application with specific transition provisions.

The Company anticipates that the application of these amendments may have an impact on the consolidated financial statements in future periods.